Representative's Warrants Liability	6 Months Ended
Sep. 30, 2023
Representative's Warrants Liability [Abstract]
REPRESENTATIVE'S WARRANTS LIABILITY

NOTE 14 – REPRESENTATIVE’S WARRANTS LIABILITY

In connection with the Company’s IPO, the Company agreed to issue warrants to a representative of several underwriters, for a nominal consideration of $0.01 to purchase 300,000 ADSs of the Company (equal to 5% of the total number of ADSs sold in the IPO, but not including any over-allotment ADSs sold in the over-allotment option) (the “Representative’s Warrants”). The Representative’s Warrants have an exercise price of $4.8 per ADS (equal to 120% of the Company’s IPO offering price of $4.00 per ADS). The Representative’s Warrants will be exercisable beginning from six months after the date of commencement of sales in the Company’s IPO and for a period of five years after the date of commencement of sales in the Company’s IPO.

Because the strike price of the Representative’s Warrants is denominated in U.S. dollars, a currency other than the Company’s functional currency, ¥, the Representative’s Warrants were not considered indexed to the Company’s own stock. As such, the Representative’s Warrants were classified as a derivative liability under ASC 815-10, and recorded initially and subsequently at fair value with all future changes in the fair value recognized currently in earnings until such time as the warrants are exercised or expired. As of September 30, 2023, these Representative’s Warrants were issued and outstanding but none of the warrants had been exercised. For the six months ended September 30, 2023 and 2022, these Representative Warrants were antidilutive and accordingly were not included in the diluted EPS calculation based on treasury stock method.

On January 13, 2022, the Company recorded a fair value of $522,116 for the Representative’s Warrants liability at issuance resulting in a decrease in additional paid-in capital of $522,116, as the Company determined these warrants issued to the representative of underwriters were part of its incremental cost directly attributable to the Company’s IPO. The Company recognized a gain of $ 1,833 and $89,049 from the change in fair value of the Representative’s Warrants liability subsequently for the six months ended September 30, 2023 and 2022, respectively.

These warrants do not trade in an active securities market, and as such, the Company estimates its fair value using the Black-Scholes Option Pricing Model (the “Black-Scholes Model”) on the date that these warrants were originally issued and as of September 30, 2023 and March 31, 2023 using the following assumptions:

	September 30, 2023	March 31, 2023	January 13, 2022
Representative’s Warrants liability
Stock price	$1.00	$0.98	$4.00
Exercise price	$4.80	$4.80	$4.80
Expected term (years)	3.29	3.79	5.00
Risk-free interest rate	4.60%	3.60%	1.47%
Expected volatility	57.84%	55.57%	55.39%